Organization - Additional Information (Detail)	1 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2010	Jun. 30, 2010	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Petrodelta's [Member]	Mar. 31, 2012 Petrodelta's [Member]	Dec. 31, 2012 Petrodelta's [Member]	Dec. 31, 2011 Petrodelta's [Member]	Mar. 31, 2013 Harvest Holding [Member]	Dec. 31, 2012 Harvest Holding [Member]	Mar. 31, 2013 Oil & Gas Technology Consultants [Member]	Dec. 31, 2012 Oil & Gas Technology Consultants [Member]	Mar. 31, 2013 Vinccler [Member]	Dec. 31, 2012 Vinccler [Member]	Mar. 31, 2013 Vinccler [Member] Petrodelta's [Member]	Dec. 31, 2012 Vinccler [Member] Petrodelta's [Member]
Organization [Line Items]
Interest directly owned by HNR Energia in Harvest Holding									80.00%	80.00%
Interest held in Petrodelta by Harvest Holding					40.00%		40.00%
Percentage of interest owned by noncontrolling interest indirectly									80.00%	80.00%
Indirect interest held in Petrodelta by HNR	32.00%	32.00%			32.00%	32.00%	32.00%	32.00%
Interest indirectly owned by Oil & Gas Technology Consultants in Harvest Holding											20.00%	20.00%	20.00%	20.00%
Partner interest in equity method investee					60.00%		60.00%
Indirect interest															8.00%	8.00%
Percentage of interest owned by PDVSA in CVP			100.00%	100.00%